[redacted]

13001958

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

RECEIVED SEC

001-34785

APR 29 2013

Washington, DC 20549

CFLTNAS

By Electronic Mail

April 29, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 29, 2013 The Nasdaq Stock Market (the "Exchange") received from Vringo, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following securities:

Common Stock, par value $0.01 per share
Warrants, each to purchase one share of Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery